RIGHT-OF-USE ASSETS AND LEASES LIABILITIES	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

21.        RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

(a)    Amounts recognized in the consolidated statement of financial position

The carrying amounts of right-of-use assets for lease are as below:

Net book amount at January 1, 2020	RMB 5,078,000
Net book amount at December 31, 2020	RMB 58,458,000
Net book amount at January 1, 2021	RMB 58,458,000
Net book amount at December 31, 2021	RMB 44,288,000

During the year ended December 31, 2021, Hengdali subleased all its land and buildings. The cost, accumulated depreciation and impairment of land and buildings were reclassified to investment property. The net effect on the consolidated balance sheet was nil.

The lease liabilities are as below:

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Lease liabilities - current	13,404	13,431
Lease liabilities – noncurrent	33,325	46,728
	46,729	60,159

Contractual undiscounted cash flows for the leases:

As of December 31, 2021
		Total contractual
		undiscounted
Within one year	One to five years	cash flow
RMB’000	RMB’000	RMB’000
14,883	34,565	49,448

(b)    Amounts recognized in the consolidated income statement

The consolidated income statement shows the following amounts relating to leases:

Year ended
December 31, 2021
Amortization charge of right-of-use assets	14,067
Interest expense	2,166

Year ended
December 31, 2020
Amortization charge of right-of-use assets	13,082
Interest expense	2,746

The total cash outflow in financing activities for leases during the year ended December 31, 2021 and 2020 was RMB 15,447,000 and RMB 14,841,000.